Redeemable convertible preferred stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Redeemable Convertible Preferred Stock [Abstract]
Schedule of company's preferred stock
Following is a presentation of the key characteristics and shares for each class of the Company’s preferred stock as of December 31, 2024.

Table 16.1. Details of Preferred Stocks
Preferred stock class	Issue Date	Issue price	Conversion price	Liquidation preference	Shares issued (in thousands)
Series A	8/22/2013	$0.27	$0.27	$0.27	33,621
Series B	2/26/2014	$0.97	$0.97	$0.97	17,586
Series C	4/10/2015	$2.17	$2.17	$2.17	18,445
Series D	5/17/2016	$2.76	$2.76	$2.76	23,203
Series E	Various	$16.23	$16.23	$16.23	37,391
Series F	5/9/2022	$42.14	$42.14	$42.14	9,516

Following is a presentation of the key characteristics and shares outstanding for each class of the Company’s preferred stock as of December 31, 2024:
Table 17. Details of Preferred Stocks

Preferred stock class	Issue Date	Issue price	Conversion price	Liquidation preference	Shares issued and outstanding (in thousands)
Series A	8/22/2013	$0.27	$0.27	$0.27	33,621
Series B	2/26/2014	$0.97	$0.97	$0.97	17,586
Series C	4/10/2015	$2.17	$2.17	$2.17	18,445
Series D	5/17/2016	$2.76	$2.76	$2.76	23,203
Series E	Various	$16.23	$16.23	$16.23	37,391
Series F	5/9/2022	$42.14	$42.14	$42.14	9,516